Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
Inventories consist of the following as of the periods indicated:

(in thousands)	December 31, 2021	December 31, 2020
Raw materials	$12,024	$9,335
Finished goods	23,237	13,867

Total inventories	$35,261	$23,202

Schedule of accrued payroll-related expenses
Accrued payroll-related expenses consist of the following as of the periods indicated:

(in thousands)	December 31, 2021	December 31, 2020
Accrued compensation	$15,262	$3,535
Accrued payroll taxes	922	1,388
Accrued benefits	3,022	1,132
Accrued sales commissions	9,456	3,420

Total accrued payroll-related expenses	$28,662	$9,475

Schedule of accrued expenses
Other accrued expenses consist of the following as of the periods indicated:

(in thousands)	December 31, 2021	December 31, 2020
Sales and VAT tax payables	$5,817	$1,538
Accrued interest	2,786	—
Contingent consideration	783
Note payable due seller (Note 3)	2,153	—
Royalty liabilities	1,074	—
Other	2,109	920

Total other accrued expenses	$14,722	$2,458